UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTA

Nuveen Tax-Advantaged Total Return Strategy Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 141.6% (97.2% of Total Investments)

	COMMON STOCKS – 93.4% (64.2% of Total Investments)

	Air Freight & Logistics – 4.0%

153,900	Deutsche Post AG	$4,276,498
26,900	United Parcel Service, Inc., Class B, (2)	2,837,143
	Total Air Freight & Logistics	7,113,641

	Airlines – 0.8%

20,000	Copa Holdings S.A.	1,355,000

	Automobiles – 1.6%

36,800	Daimler AG, Sponsored ADR, (3)	2,868,928

	Banks – 9.1%

199,300	Barclays PLC, Sponsored ADR	1,717,966
84,000	CIT Group Inc.	2,606,520
88,000	Citigroup Inc.	3,674,000
228,000	ING Groep N.V., Sponsored ADR	2,720,040
46,500	JPMorgan Chase & Co.	2,753,730
52,500	Wells Fargo & Company	2,538,900
	Total Banks	16,011,156

	Biotechnology – 1.9%

57,500	AbbVie Inc.	3,284,400

	Capital Markets – 4.1%

190,000	Ares Capital Corporation	2,819,600
74,000	Bank New York Mellon	2,725,420
108,500	UBS Group AG	1,747,871
	Total Capital Markets	7,292,891

	Chemicals – 3.2%

45,600	Agrium Inc.	4,026,024
195,000	CVR Partners LP	1,630,200
	Total Chemicals	5,656,224

	Communications Equipment – 3.0%

98,000	Cisco Systems, Inc.	2,790,060
242,000	Ericsson, Sponsored ADR	2,427,260
	Total Communications Equipment	5,217,320

	Containers & Packaging – 0.9%

22,000	Avery Dennison Corporation	1,586,420

	Diversified Financial Services – 3.6%

325,100	Challenger Limited	2,090,834
498,800	Deutsche Boerse AG, (3)	4,224,836
	Total Diversified Financial Services	6,315,670

	Diversified Telecommunication Services – 4.6%

146,000	Nippon Telegraph and Telephone Corporation, ADR	6,313,040
144,000	Telefonica Brasil S.A.	1,811,789
	Total Diversified Telecommunication Services	8,124,829

Nuveen Investments	1

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 2.1%

25,700	Edison International	$1,847,573
530,000	EDP - Energias de Portugal, S.A.	1,885,250
	Total Electric Utilities	3,732,823

	Electrical Equipment – 1.1%

29,800	Eaton PLC	1,864,288

	Food & Staples Retailing – 1.9%

31,400	CVS Health Corporation	3,257,122

	Food Products – 2.2%

438,600	Orkla ASA, Sponsored ADR	3,940,821

	Health Care Providers & Services – 0.1%

10,108	Millenium Health LLC, (3), (4)	152,884

	Hotels, Restaurants & Leisure – 0.8%

23,300	Cedar Fair LP, (2)	1,385,185

	Household Durables – 1.0%

105,000	Sekisui House, Ltd.	1,772,158

	Industrial Conglomerates – 2.4%

60,000	General Electric Company, (2)	1,907,400
83,700	Philips Electronics	2,389,635
	Total Industrial Conglomerates	4,297,035

	Insurance – 8.6%

171,200	Allinaz S.E, Sponsored ADR, (3)	2,790,560
171,800	Aviva PLC, Sponsored ADR	2,243,708
201,500	Swiss Re AG, Sponsored ADR, (3)	4,656,665
177,000	Unum Group	5,472,840
	Total Insurance	15,163,773

	Media – 7.6%

109,500	Interpublic Group of Companies, Inc.	2,513,025
2,099	Metro-Goldwyn-Mayer, (3), (4)	147,980
93,000	National CineMedia, Inc.	1,414,530
138,000	ProSiebenSat.1 Media AG, (3)	1,760,880
270,500	RTL Group S.A., (3)	2,287,213
45,500	Time Warner Inc.	3,301,025
3,958	Tribune Media Company	151,789
3,185	Tribune Media Company, (5)	—
989	Tribune Publishing Company	7,635
46,100	Viacom Inc., Class B	1,903,008
	Total Media	13,487,085

	Multiline Retail – 2.1%

44,300	Target Corporation	3,645,004

	Multi-Utilities – 2.2%

163,000	Veolia Environment S.A., ADR	3,926,562

	Oil, Gas & Consumable Fuels – 2.3%

15,600	Phillips 66	1,350,804
50,500	Suncor Energy, Inc.	1,404,405
30,000	Total SA, Sponsored ADR	1,362,600
	Total Oil, Gas & Consumable Fuels	4,117,809

2	Nuveen Investments

Shares	Description (1)			Value

	Pharmaceuticals – 8.7%

146,500	AstraZeneca PLC, Sponsored ADR, (4), (6)			$4,125,440
161,000	GlaxoSmithKline PLC, Sponsored ADR			6,528,550
107,000	Roche Holdings AG, Sponsored ADR, (3)			3,276,875
27,800	Teva Pharmaceutical Industries Limited, Sponsored ADR			1,487,578
	Total Pharmaceuticals			15,418,443

	Real Estate Investment Trust – 2.2%

43,500	National Storage Affiliates Trust			922,200
103,500	Paramount Group Inc.			1,650,825
97,000	PennyMac Mortgage Investment Trust			1,323,080
	Total Real Estate Investment Trust			3,896,105

	Semiconductors & Semiconductor Equipment – 1.1%

140,200	Infineon Technologies AG			1,994,967

	Software – 6.1%

77,000	Microsoft Corporation, (2)			4,252,710
160,500	Oracle Corporation			6,566,054
	Total Software			10,818,764

	Technology Hardware, Storage & Peripherals – 0.8%

40,300	Seagate Technology			1,388,335

	Tobacco – 3.3%

52,400	Imperial Brands PLC, Sponsored ADR, (3)			5,819,020
	Total Common Stocks (cost $149,973,692)			164,904,662

Shares	Description (1)	Coupon	Ratings (7)	Value

	CONVERTIBLE PREFERRED SECURITIES – 5.9% (4.0% of Total Investments)

	Banks – 0.3%

375	Wells Fargo & Company	7.500%	BBB	$451,879

	Diversified Telecommunication Services – 1.8%

30,940	Frontier Communications Corporation	11.125%	N/R	3,230,136

	Pharmaceuticals – 3.8%

7,665	Teva Pharmaceutical Industries Limited, (3)	7.000%	N/R	6,729,870
	Total Convertible Preferred Securities (cost $10,838,799)			10,411,885

Shares	Description (1)	Coupon	Ratings (7)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED SECURITIES – 7.9% (5.4% of Total Investments)

	Banks – 2.9%

12,020	Boston Private Financial Holdings Inc.	6.950%	N/R	$305,909
4,625	Cobank Agricultural Credit Bank, (3)	6.250%	BBB+	472,906
3,250	Cobank Agricultural Credit Bank, (3)	6.125%	BBB+	308,242
14,122	Fifth Third Bancorp.	6.625%	Baa3	410,668
7,700	First Republic Bank of San Francisco	7.000%	BBB–	213,752
4,450	HSBC Holdings PLC	8.000%	Baa1	116,590
2,873	PNC Financial Services	6.125%	Baa2	83,662
97,370	RBS Capital Trust	6.080%	BB–	2,348,564
11,644	Regions Financial Corporation	6.375%	BB	315,087
21	TCF Financial Corporation	7.500%	BB–	557
18,400	U.S. Bancorp.	6.500%	A3	541,328
1,300	Zions Bancorporation	7.900%	BB–	35,191
	Total Banks			5,152,456

Nuveen Investments	3

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (7)	Value

	Capital Markets – 0.8%

11,400	Charles Schwab Corporation	6.000%		BBB	$300,732
575	Charles Schwab Corporation	5.950%		BBB	14,921
19,750	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	474,198
24,175	Morgan Stanley	7.125%		Ba1	687,779
	Total Capital Markets				1,477,630

	Consumer Finance – 0.8%

9,200	Capital One Financial Corporation	6.700%		Baa3	249,872
35,460	HSBC Finance Corporation	6.360%		BBB–	889,337
6,730	SLM Corporation, Series A	6.970%		Ba3	312,272
	Total Consumer Finance				1,451,481

	Diversified Financial Services – 0.1%

8,100	KKR Financial Holdings LLC	7.375%		BBB	217,890

	Electric Utilities – 0.4%

3,035	Alabama Power Company, (3)	6.500%		A3	82,799
1,300	Alabama Power Company, (3)	6.450%		A3	35,344
5,000	Gulf Power Company, (3)	6.450%		Baa1	519,517
	Total Electric Utilities				637,660

	Food Products – 0.4%

14,600	CHS Inc.	7.100%		N/R	404,274
11,205	CHS Inc.	6.750%		N/R	297,717
	Total Food Products				701,991

	Insurance – 1.9%

14,089	Allstate Corporation	6.750%		BBB–	390,970
13,300	Arch Capital Group Limited	6.750%		BBB+	353,913
4,000	Aspen Insurance Holdings Limited	7.401%		BBB–	98,560
16,310	Aspen Insurance Holdings Limited	7.250%		BBB–	430,584
13,193	Axis Capital Holdings Limited	6.875%		BBB	341,435
15,000	Endurance Specialty Holdings Limited	7.500%		BBB–	382,950
15,350	Endurance Specialty Holdings Limited	6.350%		BBB–	402,324
19,101	Maiden Holdings Limited	8.250%		BB	497,390
9,600	National General Holding Company	7.500%		N/R	246,336
6,035	National General Holding Company	7.500%		N/R	154,858
	Total Insurance				3,299,320

	Thrifts & Mortgage Finance – 0.5%

4,631	Astoria Financial Corporation	6.500%		Ba2	120,405
25,037	Federal Agricultural Mortgage Corporation	6.875%		N/R	657,220
	Total Thrifts & Mortgage Finance				777,625

	Wireless Telecommunication Services – 0.1%

8,400	United States Cellular Corporation	7.250%		Ba1	214,872
	Total $25 Par (or similar) Retail Preferred Securities (cost $13,212,045)				13,930,925

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	VARIABLE SENIOR LOAN INTERESTS – 27.1% (18.6% of Total Investments) (8)

	Aerospace & Defense – 0.3%

$610	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$612,406

	Airlines – 0.3%

484	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	484,455

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Automobiles – 0.9%

$574	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BBB–	$574,380
1,114	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,083,011
1,688	Total Automobiles				1,657,391

	Building Products – 0.2%

294	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	278,253

	Capital Markets – 0.3%

488	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	487,296

	Chemicals – 1.0%

199	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	199,246
783	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	772,975
886	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB–	881,047
1,868	Total Chemicals				1,853,268

	Communications Equipment – 0.2%

269	Commscope, Inc., Term Loan B, First Lien	3.828%	12/29/22	BB	268,468

	Consumer Finance – 0.6%

1,000	First Data Corporation, Term Loan B, First Lien, (DD1)	3.918%	3/24/21	BB	998,813

	Containers & Packaging – 1.1%

463	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB	463,743
1,527	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,528,322
1,990	Total Containers & Packaging				1,992,065

	Diversified Consumer Services – 0.6%

556	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	556,755
452	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	452,598
1,008	Total Diversified Consumer Services				1,009,353

	Diversified Telecommunication Services – 0.3%

148	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	138,322
341	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	338,758
489	Total Diversified Telecommunication Services				477,080

	Energy Equipment & Services – 0.0%

150	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	54,715

	Food & Staples Retailing – 0.6%

990	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB	992,166

	Food Products – 1.0%

900	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	901,895
947	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B	943,501
1,847	Total Food Products				1,845,396

	Health Care Equipment & Supplies – 1.1%

1,437	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	1,431,030
430	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	424,868
1,867	Total Health Care Equipment & Supplies				1,855,898

	Health Care Providers & Services – 2.0%

260	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	255,666
520	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	511,905
817	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	819,441
558	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	541,871

Nuveen Investments	5

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Health Care Providers & Services (continued)
$975	HCA, Inc., Tranche B4, Term Loan	3.381%	5/01/18	BBB–	$976,108
57	HCA, Inc., Term Loan B6, First Lien	3.683%	3/17/23	BBB–	57,254
345	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	N/R	330,032
3,532	Total Health Care Providers & Services				3,492,277

	Hotels, Restaurants & Leisure – 1.8%

1,045	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	1,045,000
969	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB+	967,906
1,149	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	1,118,618
3,163	Total Hotels, Restaurants & Leisure				3,131,524

	Household Durables – 0.1%

93	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BBB–	92,829

	Household Products – 0.2%

421	Spectrum Brands, Inc., Term Loan	3.500%	6/23/22	BB+	422,930

	Independent Power & Renewable Electricity Producers – 0.5%

978	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB+	972,612

	Internet & Catalog Retail – 0.3%

493	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B+	493,431

	Internet Software & Services – 0.4%

825	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	753,843

	IT Services – 0.4%

728	Vantiv, Inc., Term Loan B	3.750%	6/13/21	BBB–	729,107

	Leisure Products – 0.4%

747	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	726,705

	Machinery – 0.3%

488	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	481,507

	Media – 3.1%

497	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	BB–	496,549
486	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	485,148
92	Clear Channel Communications, Inc., Term Loan E	7.933%	7/30/19	Caa1	63,487
747	Clear Channel Communications, Inc., Tranche D, Term Loan	7.183%	1/30/19	Caa1	513,589
940	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	639,326
292	Media General, Inc., Term Loan B	4.000%	7/31/20	BB+	291,548
529	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	B+	526,621
458	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	B+	455,599
547	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	530,069
1,516	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,503,186
6,104	Total Media				5,505,122

	Multiline Retail – 0.7%

495	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	477,675
526	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BBB	527,351
240	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	240,113
1,261	Total Multiline Retail				1,245,139

	Oil, Gas & Consumable Fuels – 0.3%

500	Energy Transfer Equity L.P., Term Loan, First Lien	3.250%	12/02/19	BB+	447,813
214	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	38,029
152	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	82,192
61	Southcross Holdings Borrower L.P., Holdco Term Loan, (11)	6.000%	8/04/21	D	7,104
927	Total Oil, Gas & Consumable Fuels				575,138

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Pharmaceuticals – 1.1%

$748	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	$737,838
233	Quintiles Transnational Corp., Term Loan B	3.250%	5/06/22	BBB–	232,775
994	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan E	3.750%	8/05/20	BB	936,899
1,975	Total Pharmaceuticals				1,907,512

	Professional Services – 0.1%

180	Nielsen Finance LLC, Dollar Term Loan B2	3.441%	4/15/21	BBB	180,245

	Real Estate Investment Trust – 0.5%

893	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	866,675

	Semiconductors & Semiconductor Equipment – 1.8%

1,500	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	1,494,479
998	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	BBB–	1,001,319
721	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	718,248
3,219	Total Semiconductors & Semiconductor Equipment				3,214,046

	Software – 2.1%

473	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	395,778
791	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	779,467
951	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	947,982
753	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	732,045
762	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.007%	7/08/22	BB	764,715
110	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.018%	7/08/22	BB	110,850
3,840	Total Software				3,730,837

	Specialty Retail – 1.1%

558	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	BB	558,850
950	Petco Animal Supplies, Inc., Term Loan B1	5.750%	1/26/23	B1	949,727
446	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	445,341
1,954	Total Specialty Retail				1,953,918

	Technology Hardware, Storage & Peripherals – 1.1%

980	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	979,911
1,000	Western Refining, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	Ba1	989,376
1,980	Total Technology Hardware, Storage & Peripherals				1,969,287

	Wireless Telecommunication Services – 0.3%

449	T-Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	451,181
49,292	Total Variable Rate Senior Loan Interests (cost $49,379,942)				47,762,888

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	CORPORATE BONDS – 0.9% (0.6% of Total Investments)

	Banks – 0.8%

$475	Bank of America Corporation	6.250%	3/05/65	BB+	$465,500
25	Bank of America Corporation	6.300%	3/10/66	BB+	25,810
250	Citigroup Inc.	5.950%	12/31/49	BB+	240,625
150	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	164,700
525	M&T Bank Corporation	6.450%	12/31/49	Baa2	563,063
1,425	Total Banks				1,459,698

	Media – 0.1%

133	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	98,420
1,558	Total Corporate Bonds (cost $1,552,907)				1,558,118

Nuveen Investments	7

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (7)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.4% (4.4% of Total Investments)

	Banks – 5.1%

2,367	Bank of America Corporation	6.100%	N/A (10)	BB+	$2,331,495
450	Citigroup Inc.	5.800%	N/A (10)	BB+	430,425
764	Citigroup Inc.	5.950%	N/A (10)	BB+	736,066
1,174	Citigroup Inc.	5.950%	N/A (10)	BB+	1,123,518
200	Citizens Financial Group Inc., 144A	5.500%	N/A (10)	BB+	190,000
250	JPMorgan Chase & Company	6.100%	N/A (10)	BBB–	254,753
200	JPMorgan Chase & Company	7.900%	N/A (10)	BBB–	200,000
500	PNC Financial Services Inc.	6.750%	N/A (10)	Baa2	546,825
450	SunTrust Bank Inc.	5.625%	N/A (10)	Baa3	445,500
2,367	Wells Fargo & Company, (2)	5.875%	N/A (10)	BBB	2,527,483
225	Zions Bancorporation	7.200%	N/A (10)	BB–	230,063
	Total Banks				9,016,128

	Capital Markets – 0.1%

100	Morgan Stanley	5.550%	N/A (10)	Ba1	98,575

	Consumer Finance – 0.4%

275	American Express Company	5.200%	N/A (10)	Baa2	261,249
400	Capital One Financial Corporation	5.500%	N/A (10)	Baa3	399,999
	Total Consumer Finance				661,248

	Food Products – 0.4%

715	Land O’ Lakes Incorporated, 144A	8.000%	N/A (10)	BB	736,450

	Industrial Conglomerates – 0.4%

740	General Electric Company	5.000%	N/A (10)	AA–	762,200
	Total $1,000 Par (or similar) Institutional Preferred (cost $11,130,659)				11,274,601
	Total Long-Term Investments (cost $236,088,044)				249,843,079

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.0% (2.8% of Total Investments)

	REPURCHASE AGREEMENTS – 4.0% (2.8% of Total Investments)

$4,776	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $4,776,408, collateralized by $4,810,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $4,876,138	0.030%	4/01/16		$4,776,404
2,317	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $2,316,869, collateralized by $2,315,000 U.S. Treasury Notes, 1.875%, due 8/31/22, value $2,367,088	0.030%	4/01/16		2,316,867
	Total Short-Term Investments (cost $7,093,271)				7,093,271
	Total Investments (cost $243,181,315) – 145.6%				256,936,350
	Borrowings – (43.3)% (12), (13)				(76,400,000)
	Other Assets Less Liabilities – (2.3)% (14)				(4,038,723)
	Net Assets Applicable to Common Shares – 100%				$176,497,627

Investments in Derivatives as of March 31, 2016

Options Written outstanding:

Number of Contracts	Description	Notional Amount (15)	Expiration Date	Strike Price	Value
(220)	Avery Dennison Corporation	$(1,540,000)	4/15/16	$70.0	$(55,550)
(278)	Teva Pharmaceutical Industries Limited	(1,598,500)	4/15/16	57.5	(2,641)
(498)	Total Options Written (premiums received $54,366)	$(3,138,500)			$(58,191)

8	Nuveen Investments

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (16)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$18,475,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(516,546)	$(604,729)
JPMorgan Chase Bank, N.A.	18,475,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(929,720)	(1,053,098)
	$36,950,000								$(1,446,266)	$(1,657,827)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$136,918,821	$27,985,841	$—	*	$164,904,662
Convertible Preferred Securities	3,682,015	6,729,870	—		10,411,885
$25 Par (or similar) Retail Preferred	12,512,117	1,418,808	—		13,930,925
Variable Rate Senior Loan Interests	—	47,762,888	—		47,762,888
Corporate Bonds	—	1,558,118	—		1,558,118
$1,000 Par (or similar) Institutional Preferred	—	11,274,601	—		11,274,601

Short-Term Investments:
Repurchase Agreements	—	7,093,271	—		7,093,271

Investments in Derivatives:
Options Written	(58,191)	—	—		(58,191)
Interest Rate Swaps**	—	(1,657,827)	—		(1,657,827)
Total	$153,054,762	$102,165,570	$—	*	$255,220,332
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$11,812,242	$—	$—	$(11,812,242)	$—	$—

Nuveen Investments	9

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $244,768,097.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$25,357,872
Depreciation	(13,189,619)
Net unrealized appreciation (depreciation) of investments	$12,168,253

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $28,160.

(7)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Perpetual security. Maturity date is not applicable.

(11)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(12)	Borrowings as a percentage of Total Investments is 29.7%.

(13)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $158,901,661 have been pledged as collateral for borrowings.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(16)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar - London Inter-Bank Offered Rate Intercontinental Exchange

10	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016